Quarterly Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net sales	$ 1,198.1	$ 1,143.2	$ 1,124.1	$ 1,101.8	$ 1,198.8	$ 1,234.5	$ 1,035.3	$ 1,177.1	$ 4,567.2	$ 4,645.7	$ 4,248.3
Gross profit	564.5	527.4	528.8	517.2	546.0	573.0	471.1	555.6	2,137.9	2,145.7	2,019.3
Net earnings	143.8	117.0	70.2	77.9	45.8	65.9	39.1	110.4	408.9	261.2	403.0
Basic earnings per share	$ 2.17	$ 1.86	$ 1.08	$ 1.19	$ 0.67	$ 0.95	$ 0.56	$ 1.56	$ 6.30	$ 3.75	$ 5.76
Diluted earnings per share	$ 2.15	$ 1.84	$ 1.06	$ 1.17	$ 0.67	$ 0.94	$ 0.55	$ 1.55	$ 6.22	$ 3.72	$ 5.72
Household Products restructuring	7.6	(0.3)	(0.4)	(1.2)	(15.3)	(16.9)	(30.0)	(1.3)	6.8	(79.0)	0
ASR integration/transaction costs	(0.9)	(1.4)	(1.5)	(1.5)	(1.2)	(2.5)	(0.9)	(3.8)	(8.4)	(13.5)	(0.5)
Other realignment/integration costs	0	(4.5)	(0.2)	(0.2)	(0.1)	0.2	(1.9)	(0.2)
Venezuela devaluation/other impacts					(0.5)	0	1.0	(2.3)
Litigation provision	0	8.5	(8.5)	0
Early debt retirement/duplicate interest					1.9	12.5	0	0	0	19.9	0
Early termination of interest rate swap	0	0	(1.1)	0					(1.7)
Adjustments to Valuation Allowance and Prior Years Tax Accruals	0	2.8	4.2	0	(10.8)	1.1	0	0
Inventory write up					$ 0	$ 0	$ (2.7)	$ (1.7)